SHARE CAPITAL (Details Textual)			1 Months Ended		12 Months Ended
	Sep. 14, 2024	Aug. 03, 2023 USD ($)	Feb. 22, 2024 USD ($)	May 26, 2022	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 12, 2024 shares
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares					14,300,000	14,300,000	13,919,634	13,919,634
Proceeds from issuing shares from ATM program, net						$ 93,899,000		$ 92,092,000
Aggregate total amount of shelf prospectus		$ 500,000,000
Payments for repurchasing shares						271,000		0
Expense from share-based payment transactions with employees						13,490,000		$ 13,177,000
ATM Program 2022 [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares							1,719,634	1,719,634
Shares issued, price per share (in dollars per share) | $ / shares								$ 8.75
Gross proceeds from issuing shares								$ 15,000,000
Proceeds from issuing shares from ATM program, net								14,400,000
Transaction costs						0		$ 2,400,000
ATM Program 2023 [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares							12,200,000	12,200,000
Shares issued, price per share (in dollars per share) | $ / shares								$ 6.51
Gross proceeds from issuing shares								$ 79,500,000
Proceeds from issuing shares from ATM program, net								77,900,000
Transaction costs						$ 0		2,400,000
ATM Program 2024 [Member]
Disclosure of classes of share capital [line items]
Sale of stock, maximum aggregate gross proceeds			$ 150,000,000
Increase in number of shares outstanding at-the-market distributions (in shares) | shares					14,300,000	14,300,000
Shares issued, price per share (in dollars per share) | $ / shares						$ 6.73
Gross proceeds from issuing shares						$ 96,200,000
Proceeds from issuing shares from ATM program, net						93,900,000
Transaction costs						$ 2,300,000
Share Repurchase Program [Member]
Disclosure of classes of share capital [line items]
Maximum number of shares repurchaseable | shares									10,000,000
Share repurchase program, authorized shares, percentage of shares issued and outstanding	3.32%
Shares repurchased (in shares) | shares					50,000	50,000
Average price of repurchased shares | $ / shares					$ 7.81		$ 0
Payments for repurchasing shares						$ 300,000
Long Term Incentive Plan 2022 [Member]
Disclosure of classes of share capital [line items]
Percent of shares reserved for issuance under share based compensation plan				6.00%
Long Term Incentive Plan 2022 [Member] | Other than the President and Chief Executive Officer {Member] | Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement				25.00%
Long Term Incentive Plan 2022 [Member] | Other than the President and Chief Executive Officer {Member] | Vesting on each six months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement				25.00%
Long Term Incentive Plan 2022 [Member] | President and Chief Executive Officer [Member] | Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement				20.00%
Long Term Incentive Plan 2022 [Member] | President and Chief Executive Officer [Member] | Vesting each 12 months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement				20.00%
Stock options [Member]
Disclosure of classes of share capital [line items]
Fair value share of options granted						4,100,000		6,100,000
Weighted average fair value at measurement date, share options granted						2.77		3.23
Weighted average share price, share options exercised					$ 10.53		$ 9.78
Expense from share-based payment transactions with employees						$ 5,000,000		6,900,000
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares					1,127,330	1,127,330
Number of units issued which may only be settled in cash | shares					264,280	264,280
Total expense from awarding units						$ 700,000		0
Number of cash-settled units forfeited | shares					35,690	35,690
Weighted average price of cash-settled units forfeited | $ / shares					$ 7.98
Cash-settled units outstanding | shares						228,590
Liability from outstanding units						$ 700,000		0
Expense from share-based payment transactions with employees						$ 5,000,000		4,500,000
Performance share units [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares					500,930	500,930
Number of units issued which may only be settled in cash | shares					30,430	30,430
Total expense from awarding units						$ 100,000		0
Cash-settled units outstanding | shares						30,430
Liability from outstanding units						$ 100,000		0
Expense from share-based payment transactions with employees						$ 2,100,000		1,500,000
Performance share units [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement				0.00%
Performance share units [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement				200.00%
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding | shares						101,144
Liability from outstanding units						$ 600,000		500,000
Expense from share-based payment transactions with employees						$ 400,000		$ 300,000